Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value of Financial Instruments
Summary of the carrying amounts and fair values of financial instruments

			December 31, 2013
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2013		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$27,079	$27,079	$27,079	$0	$0
Federal funds sold and overnight interest-bearing deposits	1,360	1,360	1,360	0	0
Investment in available-for-sale securities	205,985	205,985	1,003	204,982	0
Loans, net	825,828	829,223	0	0	829,223
Investment in FHLB stock	2,354	2,354	0	2,354	0
Mortgage servicing rights	3,036	3,036	0	0	3,036
Cash surrender value - life insurance	2,213	2,213		2,213	0
Accrued interest receivable	4,999	4,999	4,999	0	0
	$1,072,854	$1,076,249	$34,441	$209,549	$832,259
Liabilities:
Deposits:
Non-interest bearing demand	$187,382	$187,382	$187,382	$0	$0
Savings, interest checking and money market	419,085	419,085	419,085	0	0
Time deposits	350,004	352,432	0	0	352,432
Federal funds purchased and securities sold under agreements to repurchase	31,084	31,084	31,084	0	0
Subordinated notes	49,486	32,048	0	32,048	0
Federal Home Loan Bank advances	24,000	25,366	0	25,366	0
Accrued interest payable	426	426	426	0	0
	$1,061,467	$1,047,823	$637,977	$57,414	$352,432

			December 31, 2012
			Fair Value Measurements
			Quoted Prices
			in Active		Net
			Markets for	Other	Significant
	December 31, 2012		Identical	Observable	Unobservable
	Carrying	Fair	Assets	Inputs	Inputs
(in thousands)	amount	value	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and due from banks	$31,020	$31,020	$31,020	$0	$0
Federal funds sold and overnight interest-bearing deposits	27,857	27,857	27,857	0	0
Investment in available-for-sale securities	200,246	200,246	2,030	198,216	0
Loans, net	832,142	834,824	0	0	834,824
Investment in FHLB stock	2,278	2,278	0	2,278	0
Mortgage servicing rights	2,549	2,549	0	0	2,549
Cash surrender value - life insurance	2,136	2,136	0	2,136	0
Accrued interest receivable	5,190	5,190	5,190	0	0
	$1,103,418	$1,106,100	$66,097	$202,630	$837,373
Liabilities:
Deposits:
Non-interest bearing demand	$192,271	$192,271	$192,271	$0	$0
Savings, interest checking and money market	405,702	405,702	405,702	0	0
Time deposits	393,302	397,986	0	0	397,986
Federal funds purchased and securities sold under agreements to repurchase	21,058	21,058	21,058	0	0
Subordinated notes	49,486	13,154	0	13,154	0
Federal Home Loan Bank advances	20,126	20,651	0	20,651	0
Accrued interest payable	909	909	909	0	0
	$1,082,854	$1,051,731	$619,940	$33,805	$397,986